UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Colorado Fund

November 30, 2010

	Principal
	Amount	Value
Municipal Bonds – 98.87%
Corporate Revenue Bond – 1.17%
Public Authority Energy National Gas Purpose Revenue Series 2008 6.50% 11/15/38	$2,500,000	$2,819,775
		2,819,775
Education Revenue Bonds – 11.62%
Boulder County Development Revenue (University Corporation for Atmospheric Research)
5.00% 9/1/33 (NATL-RE)	1,000,000	991,870
5.00% 9/1/35 (AMBAC)	1,000,000	1,001,450
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	2,269,056
(Johnson & Wales University Project) Series A 5.00% 4/1/28 (XLCA)	1,000,000	919,850
(Liberty Common Charter School Project) 5.125% 12/1/33 (XLCA)	2,740,000	2,611,960
(Montessori Districts Charter School Projects) 6.125% 7/15/32	5,590,000	5,366,623
(Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)	2,170,000	2,034,896
(University of Northern Colorado Student Housing Project) 5.125% 7/1/37 (NATL-RE)	4,000,000	3,710,040
(Woodrow Wilson Charter School Project) 5.25% 12/1/34 (XLCA)	1,960,000	1,858,903
Colorado School Mines Auxiliary Facilities 5.00% 12/1/37 (AMBAC)	425,000	415,756
Colorado State Board Governors University Enterprise System Revenue Series A 5.00% 3/1/39	2,300,000	2,341,078
University of Colorado Enterprise System Revenue Series A 5.00% 6/1/30 (AMBAC)	2,000,000	2,051,700
University of Puerto Rico System Revenue Series Q 5.00% 6/1/36	2,750,000	2,537,893
		28,111,075
Electric Revenue Bonds – 9.44%
Colorado Springs Utilities Revenue Series A 5.00% 11/15/29	3,895,000	3,929,354
Colorado Springs Utilities Systems Improvement Revenue Series C 5.50% 11/15/48	3,250,000	3,405,057
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,014,631
5.00% 6/1/29	2,355,000	2,501,528
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	525,000	501,937
Series WW 5.00% 7/1/28	2,400,000	2,394,336
Series WW 5.50% 7/1/38	1,000,000	1,011,690
Series XX 5.25% 7/1/40	2,500,000	2,473,950
Series ZZ 5.25% 7/1/26	3,500,000	3,619,735
		22,852,218
Healthcare Revenue Bonds – 23.87%
Aurora Hospital Revenue
(Children’s Hospital) Series D 5.00% 12/1/23 (AGM)	2,775,000	2,914,416
(Children’s Hospital Association Project) Series A 5.00% 12/1/40	2,000,000	1,936,620
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,409,334
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	925,060
Series A 5.00% 7/1/39	2,500,000	2,418,675
Series D 6.25% 10/1/33	2,000,000	2,179,480
(Christian Living Community Project) Series A 5.75% 1/1/37	1,500,000	1,355,985
(Covenant Retirement Communities) Series A 5.50% 12/1/33 (RADIAN)	5,000,000	4,478,500
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,884,240
6.125% 6/1/38	5,250,000	5,336,573
Series A 5.25% 6/1/34	2,750,000	2,631,970
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	984,250
(Porter Place) Series A 6.00% 1/20/36 (GNMA)	5,000,000	5,030,600
(Total Long-Term Care) Series A
6.00% 11/15/30	100,000	99,307
6.25% 11/15/40	750,000	750,525
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,482,958
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,001,790
Colorado Springs Hospital Revenue 6.25% 12/15/33	2,500,000	2,639,375
Delta County Memorial Hospital District Enterprise Revenue 5.35% 9/1/17	4,000,000	4,054,360
Denver Health & Hospital Authority Health Care Revenue
5.625% 12/1/40	2,500,000	2,400,450
Series A 4.75% 12/1/36	1,500,000	1,254,675

University of Colorado Hospital Authority Revenue Series A
5.00% 11/15/37	2,690,000	2,541,700
5.25% 11/15/39	3,500,000	3,463,915
6.00% 11/15/29	2,460,000	2,567,231
		57,741,989
Housing Revenue Bonds – 2.05%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage) Series C3 6.15% 10/1/41	1,590,000	1,591,193
(Single Family Mortgage) Series A 5.50% 11/1/29 (FHA) (VA) (HUD)	1,270,000	1,313,142
Puerto Rico Housing Finance Authority Subordinate (Capital Foundation of Modernization) 5.125% 12/1/27	2,040,000	2,068,070
		4,972,405
Lease Revenue Bonds – 3.48%
Aurora Certificates of Participation Refunding Series A 5.00% 12/1/30	2,370,000	2,444,536
@Conejos & Alamosa Counties School #11J Certificates of Participation 6.50% 4/1/11	355,000	358,170
El Paso County Certificates of Participation (Detention Facilities Project)
Series B 5.00% 12/1/27 (AMBAC)	1,500,000	1,530,210
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,475,000	1,469,130
•Series M-2 5.50% 7/1/35 (AMBAC)	1,000,000	1,083,050
Regional Transportation District Certificates of Participation 5.375% 6/1/31	1,540,000	1,546,822
		8,431,918
Local General Obligation Bonds – 12.63%
Adams & Arapahoe Counties Joint School District #28J (Aurora) 6.00% 12/1/28	2,500,000	2,849,650
Arapahoe County Water & Wastewater Public Improvement District Refunding
Series A 5.125% 12/1/32 (NATL-RE)	2,555,000	2,556,686
Boulder Larimer & Weld Counties (St. Vrain Valley School District #1J) 5.00% 12/15/33	2,500,000	2,598,050
Denver City & County Justice System
5.50% 8/1/16	2,000,000	2,422,060
(Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,147,357
Denver City & County School District #1 Series A 5.00% 12/1/29	960,000	1,021,142
Denver West Metropolitan District 5.00% 12/1/33 (RADIAN)	1,400,000	1,229,718
Douglas County School District #1 (Douglas & Elbert Counties) Series B 5.00% 12/15/24	2,355,000	2,513,586
Garfield County School District #2 5.00% 12/1/25 (AGM)	2,280,000	2,449,039
Grand County School District #2 (East Grand) 5.25% 12/1/25 (AGM)	2,485,000	2,664,467
Gunnison Watershed School District #1J Series 2009 5.25% 12/1/33	1,400,000	1,457,974
Jefferson County Colorado School District #R-001 5.25% 12/15/24	2,500,000	2,908,225
La Plata County School District #9-R (Durango) 5.125% 11/1/24 (NATL-RE)	1,000,000	1,063,910
@North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,010,745
District #2 5.50% 12/15/37	1,200,000	990,312
Sand Creek Metropolitan District Refunding & Improvement 5.00% 12/1/31 (XLCA)	500,000	434,560
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,244,745
		30,562,226
§Pre-Refunded/Escrowed to Maturity Bonds – 11.10%
Colorado Educational & Cultural Facilities Authority Revenue
Araphehoe county (Littleton Academy Charter School Project) 6.125% 1/15/31-12	2,000,000	2,122,600
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,250,300
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	89,769
(Catholic Health Initiatives) Series A 5.50% 3/1/32-12	5,000,000	5,301,900
Douglas County School District #1 (Douglas & Elbert Counties) Series B 5.125% 12/15/25-12 (AGM)	2,000,000	2,183,020
El Paso County School District #2 (Harrison) 5.00% 12/1/27-12 (NATL-RE)	2,115,000	2,301,226
Fremont County School District #1 (Canon City) 5.00% 12/1/24-13 (NATL-RE)	1,735,000	1,953,419
Garfield County School District #2 5.00% 12/1/25-12 (AGM)	1,000,000	1,086,580
Garfield Pitkin & Eagle County School District #Re-1 (Roaring Fork County) Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,725,810
Lincoln Park Metropolitan District 7.75% 12/1/26-11	2,500,000	2,703,875
North Range Metropolitan District #1 7.25% 12/15/31-11	3,385,000	3,621,307
Puerto Rico Commonwealth Series A 5.25% 7/1/30-16	1,235,000	1,484,828
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.25% 7/1/33-14	25,000	28,463
		26,853,097
Special Tax Revenue Bonds – 10.34%
Aspen Sales Tax Revenue (Parks & Open Spaces) Series B 5.25% 11/1/23 (AGM)	2,040,000	2,179,271
@Baptist Road Rural Transportation Authority Sales & Use Tax Revenue 5.00% 12/1/26	2,000,000	1,296,040
Denver International Business Center Metropolitan District No. 1
5.00% 12/1/30	350,000	334,653
5.375% 12/1/35	1,750,000	1,676,938
Park Meadows Business Improvement District Shared Sales Tax Revenue
5.30% 12/1/27	950,000	824,040
5.35% 12/1/31	720,000	604,159

Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/30	4,700,000	4,596,458
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	1,200,000	1,137,072
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinate
Ω(Capital Appreciation) Series A 6.75% 8/1/32	5,075,000	4,128,359
Series A 5.25% 8/1/27	1,100,000	1,133,902
Series A 5.75% 8/1/37	2,620,000	2,708,242
Series C 6.00% 8/1/39	1,900,000	2,017,173
Regional Transportation District Sales Tax Revenue Refunding Series A 5.25% 11/1/18	2,000,000	2,373,320
		25,009,627
State & Territory General Obligation Bonds – 5.91%
Guam Government Series A 7.00% 11/15/39	2,500,000	2,742,725
Puerto Rico Commonwealth Government Development Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	1,064,890
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.25% 7/1/15	1,650,000	1,776,456
Refunding Series C 6.00% 7/1/39	1,685,000	1,758,348
Series A 5.25% 7/1/21	4,000,000	4,069,880
Puerto Rico Commonwealth
Series A 5.25% 7/1/30	765,000	767,532
Series B 5.00% 7/1/35	190,000	181,205
Virgin Islands Public Finance Authority Revenue (Gross Receipts Taxes Loan Note) 5.00% 10/1/31 (ACA)	2,000,000	1,929,600
		14,290,636
Transportation Revenue Bonds – 5.59%
Denver City & County Airport Revenue
5.25% 11/15/36	2,500,000	2,553,675
Series A 5.00% 11/15/25 (FGIC) (NATL-RE)	2,000,000	2,075,000
Series B 5.00% 11/15/33 (XLCA)	4,000,000	3,924,920
E-470 Public Highway Authority
5.25% 9/1/25	690,000	651,346
5.375% 9/1/26	2,000,000	1,898,940
Regional Transportation District Private Activity Revenue (Denver Transit Partners) 6.00% 1/15/41	2,400,000	2,418,984
		13,522,865
Water & Sewer Revenue Bonds – 1.67%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	250,000	262,093
5.125% 12/1/39 (ASSURED GTY)	850,000	873,443
Guam Government Waterworks Authority 5.625% 7/1/40	1,955,000	1,838,287
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,064,800
		4,038,623
Total Municipal Bonds (cost $235,381,334)		239,206,454

	Number of
	Shares
Short-Term Investment – 0.27%
Money Market Instrument – 0.27%
Dreyfus Cash Management Fund	650,781	650,781
Total Short-Term Investment (cost $650,781)		650,781

Total Value of Securities – 99.14%
(cost $236,032,115)		239,857,235
Receivables and Other Assets Net of Liabilities (See Notes) – 0.86%		2,090,048
Net Assets Applicable to 22,278,602 Shares Outstanding – 100.00%		$241,947,283

@Illiquid security. At November 30, 2010, the aggregate amount of illiquid securities was $3,655,267, which represented 1.51% of the Fund's net assets. See Note 3 in "Notes."
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•Variable rate security. The rate shown is the rate as of November 30, 2010. Interest rates reset periodically.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration

GNMA – Government National Mortgage Association collateral
HUD – Housing and Urban Development Section 8
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
VA – Veterans Administration Collateral
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds II – Delaware Tax-Free Colorado Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$236,046,895
Aggregate unrealized appreciation	$8,581,580
Aggregate unrealized depreciation	(4,771,240)
Net unrealized appreciation	$3,810,340

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $2,998,984 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $693,591 expires in 2012, $57,695 expires in 2013, $2,203,520 expires in 2014 and $44,178 expires in 2016.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2010:

	Level 1	Level 2	Total
Municipal Bonds	$-	$239,206,454	$239,206,454
Short-Term	650,781	-	650,781
Total	$650,781	$239,206,454	$239,857,235

There were no Level 3 securities at the beginning or end of the period.

During the period ended November 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Colorado. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2010, 22% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: